Note Receivable	3 Months Ended
Mar. 31, 2017
Note Receivable
Note Receivable

NOTE 3 – Note Receivable

On March 27, 2017, the Company completed funding a loan in the principal amount of $500,000 to Morf3D, Inc., an Illinois corporation, pursuant to a Secured Convertible Promissory Note dated March 27, 2017 delivered by Morf3D to the Company. The loan bears interest at the rate of 7% per annum, is due and payable in full on March 27, 2018, is secured by certain assets of Morf3D, and is convertible at the Company’s option into 10% of the outstanding shares of the common stock of Morf3D unless Morf3D exercises its right under specified circumstances to repay all principal and accrued interest on the loan. The purpose of the loan is to provide working capital to Morf3D to, among other things, lease an EOS M 400 system for Morf3D for Morf3D to expand production for contracts related to AM of high-precision aerospace and defense components, in furtherance of our strategic alliance and in contemplation of a possible acquisition of or merger with Morf3D.